As filed via EDGAR with the Securities and Exchange Commission on December 12, 1997


                                                    Registration  Nos.  33-84842
                                                               ICA No.  811-8798

 ==============================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                  [X]

                  Pre-Effective Amendment No.  ________                  [_]


                  Post-Effective Amendment No.  18                       [X]


                           and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          [X]


                  Amendment No.  18                                      [X]


                      (Check appropriate box or boxes)

                             THE BEAR STEARNS FUNDS
               (Exact Name of Registrant as Specified in Charter)

           245 Park Avenue
           New York, New York                            10167
  (Address of Principal Executive Offices)              (Zip Code)

Registrant's Telephone Number, including Area Code:     (212) 272-2000

                                             copy to:

Ellen Arthur, Esq.                           Jay G. Baris, Esq.
Bear, Stearns & Co. Inc.                     Kramer, Levin, Naftalis & Frankel
245 Park Avenue                              919 Third Avenue
New York, New York  10167                    New York, New York  10022
(Name and Address of Agent for Service)



It is proposed that this filing will become effective (check appropriate box)

             _____  immediately upon filing pursuant to paragraph (b)

             __X__  on December 24, 1997 pursuant to paragraph (b)

             _____  60 days after filing pursuant to paragraph (a)(1)

             _____  on (date) pursuant to paragraph (a)(1)

             _____  75 days after filing  pursuant to  paragraph  (a)(2)

             _____  on (date)  pursuant to paragraph  (a)(2) of Rule 485.

If  appropriate, check the following box:

             __X__ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                             THE BEAR STEARNS FUNDS


                               BALANCED PORTFOLIO
                           HIGH YIELD TOTAL RETURN PORTFOLIO
                            INTERNATIONAL EQUITY PORTFOLIO


                              CROSS REFERENCE SHEET
                             Pursuant to Rule 495(a)
                        under the Securities Act of 1933

N-1A Item No.                                                 Location
-------------                                                 --------


Part A                                                        Prospectus Caption
------                                                        ------------------


The Registrant has filed the information required in the prospectuses in the Post-Effective Amendment No. 15 to its Registration Statement on Form N-1A on October 1, 1997, (accession #0000922423-97-000815) and is hereby incorporated by reference. The Registrant has not amended its prospectuses.




Item 1.    Cover Page                               Cover Page

Item 2.    Synopsis                                 Fee Table

Item 3.    Condensed Financial Information          Condensed Financial
                                                    Information

Item 4.    General Description of                   Description of the
           Registrant                               Fund; General
                                                    Information; Appendix

Item 5.    Management of the Fund                   Management of the Fund

Item 5A.   Management's Discussion of               Performance Information
           Fund's Performance

Item 6.    Capital Stock and Other                  Not Applicable
           Securities

Item 7.    Purchase of Securities Being             Alternative Purchase
           Offered                                  Methods; How to Buy
                                                    Shares

Item 8.    Redemption or Repurchase                 How to Redeem Shares

Item 9.    Pending Legal Proceedings                Not Applicable

                                                         Statement of Additional
Part B                                                       Information Caption
------                                                       -------------------


The Registrant has filed the information required in the statement of additional information in the Post-Effective Amendment No. 15 to its Registration Statement on Form N-1A on October 1, 1997, (accession #0000922423-97-000815) and is hereby incorporated by reference. The Registrant has not amended its statements of additional information.



Item 10.    Cover Page                            Cover Page

Item 11.    Table of Contents                     Table of Contents

Item 12.    General Information and History       Information About the
                                                  Fund

Item 13.    Investment Objectives and             Investment Objective
            Policies                              and Management
                                                  Policies; Appendix

Item 14.    Management of the Fund                Management of the Fund

Item 15.    Control Persons and Principal         Information About the
            Holders of Securities                 Fund

Item 16.    Investment Advisory and Other         Management
            Services                              Arrangements;
                                                  Custodian, Transfer and
                                                  Dividend Disbursing
                                                  Agent, Counsel and
                                                  Independent Auditors

Item 17.    Brokerage Allocation                  Portfolio Transactions

Item 18.    Capital Stock and Other               Not Applicable
            Securities

Item 19.    Purchase, Redemption and Pricing      Management of the Fund;
            of Securities                         Purchase and Redemption
                                                  of Shares; Determi-
                                                  nation of Net Asset
                                                  Value

Item 20.    Tax Status                            Dividends,
                                                  Distributions and Taxes

Item 21.    Underwriters                          Cover Page

Item 22.    Calculation of Performance Data       Performance Information

Item 23.    Financial Statements                  Financial Statements



Part C

Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of the Registration Statement.

                                EXPLANATORY NOTE


THE PURPOSE OF THIS FILING IS SOLELY TO DESIGNATE A NEW EFFECTIVE DATE FOR POST-EFFECTIVE AMENDMENT NO. 15 TO REGISTRATION STATEMENT ON FORM N-1A OF THE REGISTRANT. THE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION FOR EACH FUND SUBJECT TO SUCH POST-EFFECTIVE AMENDMENT HAVE NOT BEEN AMENDED AND ARE INCORPORATED BY REFERENCE HEREIN IN THEIR ENTIRETY.

                             THE BEAR STEARNS FUNDS
                            PART C. OTHER INFORMATION

Item 24.          Financial Statements and Exhibits

                  (a)      Financial Statements:

                      Part A:

                      None.

                      Part B:

                      None.

                  (b)      Exhibits:

                  EX-99.B1(a)             Agreement and  Declaration of Trust is
                                          incorporated  by  reference to Exhibit
                                          (1)(a) of Post-Effective Amendment No.
                                          7 to  the  Registration  Statement  on
                                          Form  N- 1A  filed  electronically  on
                                          November  9,  1995,  accession  number
                                          0000950130-95- 002359.

                  EX-99.B1(b)             Amendment to Agreement and Declaration
                                          of Trust is  incorporated by reference
                                          to  Exhibit  (1)(b) of  Post-Effective
                                          Amendment  No.  7 to the  Registration
                                          Statement    on   Form   N-1A    filed
                                          electronically  on  November  9, 1995,
                                          accession number 0000950130-95-002359.

                  EX-99.B2 By-Laws are incorporated by reference to Exhibit (2) of Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A filed electronically on November 9, 1995, accession number 0000950130-95-002359.

                  EX-99.B3                None.

                  EX-99.B4                None.

                  EX-99.B5(a)             Investment  Advisory Agreement between
                                          the  Registrant and Bear Stearns Funds
                                          Management     Inc.     ("BSFM")    is
                                          incorporated  by  reference to Exhibit
                                          (5)(a)  of Post-  Effective  Amendment
                                          No. 7 to the Registration Statement on
                                          Form  N-1A  filed   electronically  on
                                          November  9,  1995,  accession  number
                                          0000950130-95-002359.

                  EX-99.B5(b)             Investment  Advisory Agreement between
                                          the Registrant and BSFM,  with respect
                                          to Prime Money Market Portfolio, is
                                          incorporated  by  reference to Exhibit
                                          (5)(b) of Post-Effective Amendment No.
                                          13 to the  Registration  Statement  on
                                          Form  N- 1A  filed  electronically  on
                                          July  29,   1997,   accession   number
                                          0000922423-97-000633.

                  EX-99.B5(c)             Form of Investment  Advisory Agreement
                                          between the Registrant and BSFM,  with
                                          respect to  Balanced  Portfolio,  High
                                          Yield  Total  Return   Portfolio   and
                                          International   Equity   Portfolio  is
                                          incorporated  by  reference to Exhibit
                                          (5)(c)  of Post-  Effective  Amendment
                                          No. 15 to the  Registration  Statement
                                          on Form N-1A filed  electronically  on
                                          October  1,  1997,   accession  number
                                          0000922423-97-000815.

                  EX-99.B5(d)             Administration  Agreement  between the
                                          Registrant and BSFM is incorporated by
                                          reference  to Exhibit  (5)(b) of Post-
                                          Effective   Amendment  No.  7  to  the
                                          Registration  Statement  on Form  N-1A
                                          filed  electronically  on  November 9,
                                          1995,  accession number 0000950130-95-
                                          002359.

                  EX-99.B5(e)             Administrative  Services Agreement, as
                                          amended,  between the  Registrant  and
                                          PFPC Inc. is incorporated by reference
                                          to  Exhibit  (5)(c) of  Post-Effective
                                          Amendment  No.  7 to the  Registration
                                          Statement    on   Form   N-1A    filed
                                          electronically  on  November  9, 1995,
                                          accession number 0000950130-95-002359.

                  EX-99.B6(a)             Form of Distribution Agreement between
                                          the Registrant and Bear, Stearns & Co.
                                          Inc. is  incorporated  by reference to
                                          Exhibit   (6)(a)   of   Post-Effective
                                          Amendment  No. 15 to the  Registration
                                          Statement    on   Form   N-1A    filed
                                          electronically  on  October  1,  1997,
                                          accession number 0000922423-97-000815.

                  EX-99.B6(b)             Form   of    Dealer    Agreement    is
                                          incorporated  by  reference to Exhibit
                                          (6)(b)  of Post-  Effective  Amendment
                                          No. 9 to the Registration Statement on
                                          Form N-1A filed electronically on June
                                          20,     1996,     accession     number
                                          0000899681-96-000180.

                  EX-99.B7                None.

                  EX-99.B8 Custody Agreements between the Registrant and Custodial Trust Company are incorporated by reference to Exhibit (8) of Post-Effective Amendment No. 7 to the

                                          Registration  Statement  on Form  N-1A
                                          filed  electronically  on  November 9,
                                          1995,  accession number 0000950130-95-
                                          002359.

                  EX-99.B9                None.

                  EX-99.B10               Opinion (including consent) of Stroock
                                          & Stroock & Lavan is  incorporated  by
                                          reference  to  Exhibit  (10) of  Post-
                                          Effective   Amendment  No.  7  to  the
                                          Registration  Statement  on Form  N-1A
                                          filed  electronically  on  November 9,
                                          1995,  accession number 0000950130-95-
                                          002359.

                  EX-99.B11(a)            None.

                  EX-99.B11(b)            None.

                  EX-99.B12               None.

                  EX-99.B13               None.

                  EX-99.B14               None.

                  EX-99.B15(a)            Form of  Distribution  and Shareholder
                                          Servicing  Plan  is   incorporated  by
                                          reference to Exhibit  (15)(a) of Post-
                                          Effective  Amendment  No.  15  to  the
                                          Registration  Statement  on Form  N-1A
                                          filed  electronically  on  October  1,
                                          1997,  accession number 0000922423-97-
                                          000815.

                  EX-99.B15(b)            Form   of    Distribution    Plan   is
                                          incorporated  by  reference to Exhibit
                                          (15)(b)  of  Post-Effective  Amendment
                                          No. 15 to the  Registration  Statement
                                          on Form N-1A filed  electronically  on
                                          October  1,  1997,   accession  number
                                          0000922423-97- 000815.

                  EX-99.B16               Schedules    of     Computation     of
                                          Performance  Data are  incorporated by
                                          reference  to  Exhibit  (16)  of  Post
                                          Effective   Amendment  No.  5  to  the
                                          Registration  Statement  on Form  N-1A
                                          filed September 1, 1995 and to Exhibit
                                          (16) of Post-Effective Amendment No. 7
                                          to the Registration  Statement on Form
                                          N-1A filed  electronically on November
                                          9,     1995,      accession     number
                                          0000950130-95-002359.

                  EX-99.B17               None.

                  EX-99.B18               Rule   18f-3   Plan,   as  revised  is
                                          incorporated  by  reference to Exhibit
                                          18 of Post-Effective  Amendment No. 15
                                          to the

                                          Registration  Statement  on Form  N-1A
                                          filed  electronically  on  October  1,
                                          1997,  accession number 0000922423-97-
                                          000815.

                  Other Exhibits:

                  EX-99.A Certificate of Corporate Secretary is incorporated by reference to Other Exhibit (a) of Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A filed electronically on November 9, 1995, accession number 0000950130-95-002359.

                  EX-99.B Power of Attorney of Michael Minikes is incorporated by reference to Other Exhibit (b) of Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A filed electronically on October 1, 1997, accession number 0000922423-97-
                                          000815.   Powers   of   attorney   are
                                          incorporated  by  reference  to  Other
                                          Exhibit    (b)    of    Post-Effective
                                          Amendment  No.  7 to the  Registration
                                          Statement    on   Form   N-1A    filed
                                          electronically  on  November  9, 1995,
                                          accession number  0000950130-95-002359
                                          and   to   Other    Exhibit   (b)   of
                                          Post-Effective  Amendment No. 8 to the
                                          Registration  Statement  on Form  N-1A
                                          filed   electronically  on  April  12,
                                          1996,  accession number 0000950130-96-
                                          001230.

Item 25.          Persons Controlled by or Under Common Control with
                  Registrant
                  --------------------------------------------------

                  Not Applicable

Item 26.          Number of Holders of Securities
                  -------------------------------

                  (1)                                            (2)
                                                          Number of Record
                                                          Holders as of
         Title of Class                                   September 23, 1997
         --------------                                   ------------------

         Shares of  beneficial  interest,
         $.001 par  value  per  share,
         of the following portfolios:

         S&P STARS Portfolio--Class A                           4,751
         S&P STARS Portfolio--Class C                           2,899
         S&P STARS Portfolio--Class Y                             485
         Large Cap Value Portfolio--Class A                       197
         Large Cap Value Portfolio--Class C                       211
         Large Cap Value Portfolio--Class Y                       120
         Small Cap Value Portfolio--Class A                       946

         Small Cap Value Portfolio--Class C                       869
         Small Cap Value Portfolio--Class Y                       327
         Total Return Bond Portfolio--Class A                     102
         Total Return Bond Portfolio--Class C                      73
         Total Return Bond Portfolio--Class Y                      40
         The Insiders Select Fund--Class A                      1,420
         The Insiders Select Fund--Class C                        639
         The Insiders Select Fund--Class Y                        102
         Focus List Fund--Class A                                   0
         Focus List Fund--Class Y                                   0
         Prime Money Market Portfolio--Class Y                      4

Item 27.          Indemnification
                  ---------------

                  Reference is made to Article VIII of the Registrant's Declaration of Trust (filed as Exhibit 1(a) to Registrant's Post- Effective Amendment No. 7 filed electronically on November 9, 1995, accession number 0000950130-95-002359 and incorporated herein by reference). The application of these provisions is limited by Article 10 of the Registrant's By-Laws (filed as Exhibit 2 to Registrant's Post-Effective Amendment No. 7 filed electronically on November 9, 1995, accession number 0000950130-95-002359 and incorporated herein by reference) and by the following undertaking set forth in the rules promulgated by the Securities and Exchange Commission:

                  Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue.

                  Reference also is made to the Distribution Agreement previously filed as Exhibit 6(a) to Registrant's Post-Effective Amendment No. 7 filed electronically on November 9, 1995, accession number 0000950130-95-002359 and incorporated herein by reference.

Item 28(a).       Business and Other Connections of Investment Adviser
                  ----------------------------------------------------

                  Registrant is fulfilling the requirement of this Item 28(a) to provide a list of the officers and directors of Bear Stearns Funds

Management Inc. ("BSFM"), the investment adviser of the Registrant, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by BSFM or those of its officers and directors during the past two years, by incorporating by reference the information contained in the Form ADV filed with the SEC pursuant to the Investment Advisers Act of 1940 by BSFM (SEC File No. 801-29862).

Item 29.          Principal Underwriters
                  ----------------------


                  (a) Bear, Stearns & Co. Inc. ("Bear Stearns") acts as principal underwriter or depositor for the following investment companies:

                  o Bear Stearns Investment Trust -- Emerging Markets Debt Portfolio

                  o   Managed Income Securities Plus Fund, Inc.

                  (b) Set forth below is a list of each executive officer and director of Bear Stearns. All Directors and Executive Officers are also Senior Managing Directors. The principal business address of each such person is 245 Park Avenue, New York, New York 10167, except as set forth below.

                           Positions and                     Positions and
                           Offices with                      Offices with
Name                       Bear Stearns                       Registrant
----                       ------------                       ----------
Directors
---------

James E. Cayne
Alan C. Greenberg          Chairman of the Board
John L. Knight
Mark E. Lehman
Alan D. Schwartz
Warren J. Spector
John H. Slade              Director Emeritus

Executive Officers

Alan C. Greenberg          Chairman of the Board
James E. Cayne             Chief Executive
                           Officer/President
William J. Montgoris       Chief Operating                   Executive Vice
                           Officer                           President
Mark E. Lehman             Executive Vice President/
                           General Counsel/Chief Legal
                           Officer
Alan D. Schwartz           Executive Vice
                           President
Warren J. Spector          Executive Vice
                           President
Kenneth L. Edlow           Secretary
Michael Minikes            Treasurer                         Trustee
Michael J. Abatemarco1     Controller/Assistant
                             Secretary
Samuel L. Molinaro, Jr.    Chief Financial Officer/
                           Senior Vice President -
                           Finance
Frederick B. Casey         Assistant Treasurer

---------------
1 Michael J. Abatemarco's principal business address is 1 Metrotech Center North, Brooklyn, New York 11201-3859.

Item 30.          Location of Accounts and Records
                  --------------------------------

         1.       Bear Stearns Funds Management Inc.
                  245 Park Avenue
                  New York, New York  10167

         2.       The Bear Stearns Funds
                  245 Park Avenue
                  New York, New York  10167

         3.       Custodial Trust Company
                  101 Carnegie Center
                  Princeton, New Jersey  08540

         4.       PFPC Inc.
                  Bellevue Corporate Center
                  400 Bellevue Parkway
                  Wilmington, Delaware  19809

Item 31.          Management Services
                  -------------------

         Not Applicable

Item 32.          Undertakings
                  ------------

         Registrant hereby undertakes

                  (1) to call a meeting of shareholders for the purpose of voting upon the question of removal of a trustee or trustees when requested in writing to do so by the holders of at least 10% of the Registrant's outstanding shares of beneficial interest and in connection with such meeting to comply with the provisions of Section 16(c) of the Investment Company Act of 1940 relating to shareholder communications; and

                  (2) to furnish each person to whom a prospectus is delivered with a copy of its most current annual report to shareholders, upon request and without charge.


                  (3)       None.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of the Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 11th day of December, 1997.


                                                     THE BEAR STEARNS FUNDS
                                                       (Registrant)


                                                     By:  /s/Robert S. Reitzes
                                                          ---------------------
                                                              Robert S. Reitzes
                                                              President

         Pursuant to the requirements of the Securities Act of 1933, this Amendment to Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.



/s/Robert S. Reitzes            President (Principal        December  11, 1997
---------------------           Executive Officer)
Robert S. Reitzes


/s/Frank J. Maresca             Vice President and          December  11, 1997
---------------------           Treasurer (Principal
Frank J. Maresca                Financial and
                                Accounting Officer)





      *
---------------------           Trustee
Peter M. Bren



      *
---------------------           Trustee
Alan J. Dixon


      *
---------------------           Trustee
John R. McKernan, Jr.

      *
---------------------           Trustee
M.B. Oglesby, Jr.

      *
---------------------           Trustee
Michael Minikes



*By: /s/Frank J. Maresca                                    December  11, 1997
     -------------------
     Frank J. Maresca,
     Attorney-in-Fact